Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Franchised and Company-Owned Restaurants (Detail) - Restaurant		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Schedule Of Franchiser Information [Line Items]
Beginning of period		614	546
Restaurants at end of period		712	614	546
Franchised Units [Member]
Schedule Of Franchiser Information [Line Items]
Beginning of period		590	523	475
Openings		102	73	57
Refranchised	[1]	5		1
Closures and relocations		(4)	(6)	(10)
Restaurants at end of period		693	590	523
Entity Operated Units [Member]
Schedule Of Franchiser Information [Line Items]
Beginning of period		24	23	24
Openings			1
Refranchised	[1]	(5)		(1)
Restaurants at end of period		19	24	23

[1]	Restaurant(s) sold by us to a franchisee.